Subordinated Liabilities (Tables)	6 Months Ended
Jun. 30, 2018
Subordinated liabilities [abstract]
Subordinated liabilities
12. Subordinated liabilities
	Half year ended	Year ended
	30.06.18	31.12.17
	£m	£m
Opening balance as at 1 January	23,826	23,383
Issuances	-	3,041
Redemptions	(3,075)	(1,378)
Other	(656)	(1,220)
Closing balance	20,095	23,826